Average Annual Total Returns - AZL S&P 500 Index Fund	Apr. 30, 2021
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
AZL S&P 500 Index Fund Class 1
Average Annual Return:
1 Year	17.82%
5 Years	14.93%
10 Years	13.60%
AZL S&P 500 Index Fund Class 2
Average Annual Return:
1 Year	17.50%
5 Years	14.63%
10 Years	13.31%

[1]	Reflects no deduction for fees, expenses, or taxes.